Long-term debt - Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Convertible debentures	$ 350,000	$ 350,000
Revolving credit facility	63,659	19,482
Long-term debt	413,659	369,482
Unamortized debt issuance costs	(4,495)	(6,733)
Unamortized accretion on convertible debentures	(8,735)	(13,707)
Long-term debt, net of issuance costs	400,429	349,042
Current portion	49,867	0
Non-current portion	350,562	349,042
Long-term debt	$ 400,429	$ 349,042	$ 352,769